Annual Total Returns (Bar Chart) - Short Term Government Income Trust (Short Term Government Income Trust, Series NAV, Short Term Government Income Trust)	12 Months Ended
May 01, 2011
Short Term Government Income Trust | Series NAV, Short Term Government Income Trust
Bar Chart Table:
2009	1.96%
2010	3.28%